Share-based payments - Disclosure of assumptions used for the measurement of BSAs (Details)		1 Months Ended	12 Months Ended
	Apr. 04, 2024 shares € / shares	Mar. 31, 2024 shares	Dec. 31, 2024 shares
BSA 2024-1
Disclosure of terms and conditions of share-based payment arrangement [line items]
FAIR VALUE OF THE UNDERLYING SHARE (in euro per share)	€ 14.06
NUMBE OF BSAs ( in shares) | shares	58,365	77,820	0
BSA SUBSCRIPTION PRICE (in euro per share)	€ 2.57
STRIKE PRICE PER SHARE ( in euro per share)	€ 13.10
RISK FREE RATE	4.30%
VOLATILITY	60.41%
BSA 2024-1 | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
FAIR VALUE OF THE BSA (in euro per share)	€ 5.7
EXPECTED MATURITY	5 years 4 months 24 days
BSA 2024-1 | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
FAIR VALUE OF THE BSA (in euro per share)	€ 6.5
EXPECTED MATURITY	6 years 10 months 24 days
BSA 2024-2
Disclosure of terms and conditions of share-based payment arrangement [line items]
FAIR VALUE OF THE UNDERLYING SHARE (in euro per share)	€ 14.06
NUMBE OF BSAs ( in shares) | shares	19,455		0
BSA SUBSCRIPTION PRICE (in euro per share)	€ 2.57
STRIKE PRICE PER SHARE ( in euro per share)	€ 13.10
RISK FREE RATE	4.30%
VOLATILITY	60.41%
BSA 2024-2 | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
FAIR VALUE OF THE BSA (in euro per share)	€ 5.8
EXPECTED MATURITY	5 years 6 months
BSA 2024-2 | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
FAIR VALUE OF THE BSA (in euro per share)	€ 6.6
EXPECTED MATURITY	7 years